SCHEDULE I - Summary Of Investments - Other Than Investments In Related Parties	12 Months Ended
Dec. 31, 2012
SCHEDULE I - Summary Of Investments - Other Than Investments In Related Parties

SCHEDULE I — SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

THE PROGRESSIVE CORPORATION AND SUBSIDIARIES

(millions)

	December 31, 2012
Type of Investment	Cost	Fair Value	Amount At Which Shown In The Balance Sheet
Available-for-sale
Fixed maturities:
Bonds:
United States Government and government agencies and authorities	$2,806.4	$2,896.5	$2,896.5
States, municipalities, and political subdivisions	1,914.4	1,964.4	1,964.4
Public utilities	48.0	48.4	48.4
Corporate and other debt securities	2,934.9	3,064.6	3,064.6
Asset-backed securities	3,313.3	3,425.5	3,425.5
Redeemable preferred stocks	356.9	374.7	374.7

Total fixed maturities	11,373.9	11,774.1	11,774.1

Equity securities:
Common stocks:
Public utilities	102.0	134.1	134.1
Banks, trusts, and insurance companies	199.2	260.1	260.1
Industrial, miscellaneous, and all other	1,069.1	1,504.8	1,504.8
Nonredeemable preferred stocks	404.0	812.4	812.4

Total equity securities	1,774.3	2,711.4	2,711.4

Short-term investments[1]	1,990.0	1,990.0	1,990.0

Total investments	$15,138.2	$16,475.5	$16,475.5